UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

February 28, 2021
Semiannual Report
to Shareholders
DWS ESG Liquidity Fund
Institutional Reserved Shares

Contents
4	Portfolio Summary
5	Investment Portfolio
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
22	Information About Your Fund’s Expenses
24	Advisory Agreement Board Considerations and Fee Evaluation
29	Account Management Resources
31	Privacy Statement
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS ESG Liquidity Fund — Institutional Reserved Shares

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Investing in securities that meet ESG criteria may result in the Fund forgoing otherwise attractive opportunities, which may result in underperformance when compared to funds that do not consider ESG factors. Money Market investments are subject to interest-rate and credit risks. When interest rates rise, prices generally fall. In addition, any unexpected behavior in interest rates could increase the volatility of the Fund’s yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although individual securities may outperform the market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions. Any investments in money market instruments of foreign issuers are subject to some of the risks of foreign investing, such as unfavorable political and legal developments, limited financial information, and regulatory risk and, economic and financial instability. Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
DWS ESG Liquidity Fund — Institutional Reserved Shares	| 3

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	2/28/21	8/31/20
Commercial Paper	55%	48%
Certificates of Deposit and Bank Notes	17%	15%
Variable Rate Demand Notes	14%	17%
Time Deposits	7%	4%
Repurchase Agreements	4%	10%
Government & Agency Obligations	3%	6%
	100%	100%
Weighted Average Maturity	2/28/21	8/31/20
DWS ESG Liquidity Fund	44 days	32 days
iMoneyNet Money Fund Average™—First Tier Institutional— AAA Rating*	39 days	39 days
*	The Fund is compared to its respective iMoneyNet Money Fund Average category: First Tier Institutional — AAA Rating — Category includes institutional funds that may invest in certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and other banking institutions, commercial paper, floating and variable rate demand notes and bonds, and asset backed securities; and has been assigned a rating by one of the nationally recognized statistical rating organizations. S&P Global Ratings, Moody’s Investors Service, and Fitch Ratings are the largest NRSROs.
Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s holdings, see page 5.
4 |	DWS ESG Liquidity Fund — Institutional Reserved Shares

Investment Portfolio	as of February 28, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 17.3%
Bank of Montreal, 3-month LIBOR plus 0.01%, 0.223% (a), 2/1/2022	5,000,000	4,999,541
Bank of Nova Scotia, SOFR plus 0.16%, 0.19% (a), 2/28/2022	7,750,000	7,751,472
Canadian Imperial Bank of Commerce, SOFR plus 0.25%, 0.28% (a), 3/3/2021	4,050,000	4,050,118
Citibank NA, 0.27%, 6/15/2021	4,250,000	4,251,760
Commonwealth Bank of Australia, SOFR plus 0.1%, 0.13% (a), 5/3/2021	6,500,000	6,500,286
Credit Industriel Et Commercial, FEDL01 plus 0.085%, 0.155% (a), 8/9/2021	10,000,000	9,999,778
First Abu Dhabi Bank USA NV, 3-month LIBOR plus 0.08%, 0.272% (a), 8/4/2021	5,000,000	5,000,637
Nordea Bank AB, 3-month LIBOR plus 0.1%, 0.325% (a), 6/7/2021	7,500,000	7,502,828
Royal Bank of Canada, 3-month LIBOR plus 0.05%, 0.284% (a), 10/8/2021	3,000,000	3,001,084
Skandinaviska Enskilda Banken AB, 3-month LIBOR, 0.196% (a), 11/3/2021	5,000,000	5,000,000
Toronto-Dominion Bank:
SOFR plus 0.2%, 0.23% (a), 2/16/2022	8,000,000	8,001,518
1.3%, 3/2/2021	10,000,000	10,001,332
Total Certificates of Deposit and Bank Notes (Cost $76,049,583)		76,060,354
Commercial Paper 55.5%
Issued at Discount (b) 48.1%
Alinghi Funding Co. LLC:
144A, 0.213%, 8/12/2021	6,000,000	5,995,268
144A, 0.294%, 10/22/2021	5,000,000	4,993,885
Antalis SA, 144A, 0.183%, 5/11/2021	8,500,000	8,497,711
ANZ New Zealand International Ltd., 144A, 0.188%, 8/4/2021	7,500,000	7,493,938
Barclays Capital, Inc.:
144A, 0.264%, 8/18/2021	7,500,000	7,492,503
144A, 0.294%, 8/4/2021	7,500,000	7,493,276
BNG Bank NV, 144A, 0.183%, 4/6/2021	7,500,000	7,499,090
Cancara Asset Securitisation LLC, 144A, 0.274%, 5/19/2021	5,000,000	4,998,212
Citigroup Global Markets, Inc., 144A, 0.253%, 6/7/2021	4,580,000	4,578,265
The accompanying notes are an integral part of the financial statements.
DWS ESG Liquidity Fund — Institutional Reserved Shares	| 5

	Principal Amount ($)	Value ($)
Collateralized Commercial Paper Flex Co. LLC:
144A, 0.253%, 6/17/2021	8,500,000	8,495,728
0.264%, 7/19/2021	3,500,000	3,497,650
Concord Minutemen Capital Co. LLC, 144A, Zero Coupon, 3/1/2022	2,500,000	2,493,611
DBS Bank Ltd., 0.228%, 3/5/2021	2,400,000	2,399,958
Goldman Sachs, Inc., 144A, 0.304%, 10/12/2021	7,000,000	6,989,670
Ionic Capital II:
0.183%, 6/4/2021	7,500,000	7,496,039
0.233%, 4/23/2021	5,000,000	4,998,639
Kreditanstalt Fuer Wiederaufbau, 144A, 0.806%, 3/1/2021	5,000,000	4,999,971
LMA Americas LLC:
144A, 0.132%, 4/13/2021	5,000,000	4,999,074
144A, 0.203%, 9/2/2021	7,500,000	7,493,224
Mackinac Funding Co. LLC, 144A, 0.203%, 8/19/2021	2,500,000	2,497,342
Macquarie Bank Ltd.:
144A, 0.223%, 4/9/2021	5,000,000	4,999,207
144A, 0.248%, 3/2/2021	8,000,000	7,999,920
National Australia Bank Ltd., 144A, 0.03%, 3/1/2021	10,000,000	9,999,933
Nationwide Building Society, 144A, 0.137%, 3/30/2021	8,000,000	7,999,111
Natixis NY, 0.061%, 3/1/2021	15,000,000	14,999,888
Nordea Bank AB, 144A, 0.046%, 3/1/2021	10,000,000	9,999,933
NRW Bank, 144A, 0.112%, 3/16/2021	10,000,000	9,999,525
Societe Generale, 0.051%, 3/1/2021	10,000,000	9,999,925
Svenska Handelsbanken AB, 144A, 0.228%, 6/28/2021	3,500,000	3,498,328
Total Capital SA, 0.051%, 3/1/2021	10,000,000	9,999,931
Toyota Motor Credit Corp., 0.284%, 3/22/2021	7,500,000	7,499,465
		212,398,220
Issued at Par (a) 7.4%
BNZ International Funding Ltd., 144A, SOFR plus 0.25%, 0.34%, 11/30/2021	3,500,000	3,501,829
National Australia Bank Ltd., 144A, SOFR plus 0.15%, 0.18%, 1/27/2022	8,000,000	8,000,222
Svenska Handelsbanken AB, 144A, 3-month LIBOR plus 0.03%, 0.269%, 9/21/2021	5,000,000	5,001,394
Thunder Bay Funding LLC, 144A, FEDL01 plus 0.16%, 0.23%, 6/14/2021	7,500,000	7,500,725
Westpac Banking Corp., 144A, 3-month LIBOR plus 0.02%, 0.208%, 11/24/2021	8,500,000	8,500,000
		32,504,170
Total Commercial Paper (Cost $244,875,880)		244,902,390
The accompanying notes are an integral part of the financial statements.
6 |	DWS ESG Liquidity Fund — Institutional Reserved Shares

	Principal Amount ($)	Value ($)
Variable Rate Demand Notes (c) 13.6%
Alaska, State Housing Finance Corp., Series B, 0.14%, 3/5/2021	7,625,000	7,625,000
California, State Statewide Communities Development Authority, Multi-Family Housing Revenue, Uptown Newport Apartments, Series BB-T, 0.16%, 3/5/2021, LOC: East West Bank	300,000	300,000
California, University of California Revenue, Series Z-2, 0.09%, 3/5/2021	150,000	150,000
Colorado, State Housing & Finance Authority, Multi-Family Housing Project, Series C, 0.08%, 3/5/2021, SPA: Federal Home Loan Bank	13,600,000	13,600,000
Illinois, State Housing Development Authority:
Series A-4, 0.16%, 3/5/2021, SPA: Federal Home Loan Bank	2,375,000	2,375,000
Series A-5, 0.16%, 3/5/2021, SPA: Federal Home Loan Bank	5,000,000	5,000,000
Maine, State Housing Authority Mortgage Revenue, Series E, 0.08%, 3/5/2021, SPA: Barclays Bank PLC	1,100,000	1,100,000
Maryland, State Community Development Administration, Series B, 0.1%, 3/5/2021, SPA: TD Bank NA	2,300,000	2,300,000
Michigan, State Housing Development Authority Revenue, AMT, Series A, 0.06%, 3/5/2021, LOC: Barclays Bank PLC	4,340,000	4,340,000
Michigan, State Housing Development Authority, Single-Family Mortgage Revenue, AMT, Series B, 0.13%, 3/5/2021, SPA: Industrial & Commercial Bank of China	6,225,000	6,225,000
New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 0.04%, 3/1/2021, LOC: Landesbank Hessen-Thuringen	9,500,000	9,500,000
North Dakota, State Housing Finance Agency, Mortagage Finance Program, Series E, 0.1%, 3/5/2021, SPA: Federal Home Loan Bank	600,000	600,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martin’s Famous Pastry Shoppe, Inc., Series B, 0.11%, 3/5/2021, LOC: Wells Fargo Bank NA	1,700,000	1,700,000
Wisconsin, Housing & Economic Development Authority:
Series B, 0.08%, 3/5/2021, SPA: Federal Home Loan Bank	1,545,000	1,545,000
Series B, 0.09%, 3/5/2021, SPA: JP Morgan Chase Bank NA	3,750,000	3,750,000
Total Variable Rate Demand Notes (Cost $60,110,000)		60,110,000
The accompanying notes are an integral part of the financial statements.
DWS ESG Liquidity Fund — Institutional Reserved Shares	| 7

	Principal Amount ($)	Value ($)
Government & Agency Obligations 3.2%
U.S. Treasury Obligations
U.S. Treasury Floating Rate Notes, 3-month U.S. Treasury Bill Money Market Yield plus 0.139%, 0.169% (a), 4/30/2021 (Cost $14,003,008)	14,000,000	14,001,998
Time Deposits 6.8%
Mizuho Bank Ltd., 0.07%, 3/1/2021	15,000,000	15,000,000
Canadian Imperial Bank of Commerce, 0.07%, 3/1/2021	15,000,000	15,000,000
Total Time Deposits (Cost $30,000,000)		30,000,000
Repurchase Agreements 4.1%
BNP Paribas, 0.01%, dated 02/26/2021, to be repurchased at $17,900,015 on 3/1/2021 (d) (Cost $17,900,000)	17,900,000	17,900,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $442,938,471)	100.5	442,974,742
Other Assets and Liabilities, Net	(0.5)	(2,009,651)
Net Assets	100.0	440,965,091
(a)	Floating rate security. These securities are shown at their current rate as of February 28, 2021.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(d)	Collateralized by $18,263,300 U.S. Treasury Bills, zero coupon, with various maturity dates from 8/12/2021- 8/26/2021 with a value of $18,258,012.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
FEDL01: U.S. Federal Funds Effective Rate
LIBOR: London Interbank Offered Rate
LOC: Letter of Credit
SOFR: Secured Overnight Financing Rate
SPA: Standby Bond Purchase Agreement
The accompanying notes are an integral part of the financial statements.
8 |	DWS ESG Liquidity Fund — Institutional Reserved Shares

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$425,074,742	$—	$425,074,742
Repurchase Agreements	—	17,900,000	—	17,900,000
Total	$ —	$442,974,742	$ —	$442,974,742
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS ESG Liquidity Fund — Institutional Reserved Shares	| 9

Statement of Assets and Liabilities
as of February 28, 2021 (Unaudited)

Assets
Investment in securities, at value (cost $442,938,471)	$ 442,974,742
Cash	25,129
Receivable for investments sold	385,000
Interest receivable	166,913
Other assets	34,124
Total assets	443,585,908
Liabilities
Payable for investments purchased	2,491,911
Distributions payable	17,029
Accrued Trustees' fees	6,475
Other accrued expenses and payables	105,402
Total liabilities	2,620,817
Net assets, at value	$ 440,965,091
Net Assets Consist of
Distributable earnings (loss)	(136,202)
Paid-in capital	441,101,293
Net assets, at value	$ 440,965,091
Net Asset Value
Capital Shares
Net Asset Value, offering and redemption price per share ($44,072,359 ÷ 44,074,153 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.0000
Institutional Shares
Net Asset Value, offering and redemption price per share ($316,812,119 ÷ 316,849,920 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 0.9999
Institutional Reserved Shares
Net Asset Value, offering and redemption price per share ($80,080,613 ÷ 79,997,958 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.0010
The accompanying notes are an integral part of the financial statements.
10 |	DWS ESG Liquidity Fund — Institutional Reserved Shares

Statement of Operations
for the six months ended February 28, 2021 (Unaudited)

Investment Income
Income:
Interest	$ 426,896
Expenses:
Management fee	267,114
Administration fee	172,734
Services to shareholders	8,900
Service fees	16,225
Custodian fee	20,267
Professional fees	31,234
Reports to shareholders	20,791
Registration fees	27,485
Trustees' fees and expenses	8,684
Other	23,854
Total expenses before expense reductions	597,288
Expense reductions	(480,707)
Total expenses after expense reductions	116,581
Net investment income	310,315
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	1,826
Change in net unrealized appreciation (depreciation) on investments	(97,304)
Net gain (loss)	(95,478)
Net increase (decrease) in net assets resulting from operations	$ 214,837
The accompanying notes are an integral part of the financial statements.
DWS ESG Liquidity Fund — Institutional Reserved Shares	| 11

Statements of Changes in Net Assets
	Six Months Ended February 28, 2021	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income (loss)	$ 310,315	$ 5,908,493
Net realized gain (loss)	1,826	(184,216)
Change in net unrealized appreciation (depreciation)	(97,304)	72,938
Net increase (decrease) in net assets resulting from operations	214,837	5,797,215
Distributions to shareholders:
Capital Shares	(39,648)	(2,679,227)
Institutional Shares	(223,466)	(2,626,501)
Institutional Reserved Shares	(47,267)	(602,931)
Total distributions	(310,381)	(5,908,659)
Fund share transactions:
Proceeds from shares sold	247,501,541	780,356,766
Reinvestment of distributions	211,259	4,785,293
Payments for shares redeemed	(172,319,364)	(832,172,130)
Net increase (decrease) in net assets from Fund share transactions	75,393,436	(47,030,071)
Increase (decrease) in net assets	75,297,892	(47,141,515)
Net assets at beginning of period	365,667,199	412,808,714
Net assets at end of period	$ 440,965,091	$ 365,667,199
The accompanying notes are an integral part of the financial statements.
12 |	DWS ESG Liquidity Fund — Institutional Reserved Shares

Financial Highlights
DWS ESG Liquidity Fund — Institutional Reserved Shares
	Six Months Ended 2/28/21	Year Ended August 31,	Period Ended
	(Unaudited)	2020	8/31/19 [a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.0013	$ 1.0014	$ 1.0000
Income (loss) from investment operations:
Net investment income	.0008	.0122	.0208
Net realized and unrealized gain (loss)	(.0003)	(.0001)	.0014
Total from investment operations	.0005	.0121	.0222
Less distributions from:
Net investment income	(.0008)	(.0122)	(.0208)
Net asset value, end of period	$ 1.0010	$ 1.0013	$ 1.0014
Total Return (%)[b]	.05 *	1.21	2.24 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period($ millions)	80	47	57
Ratio of expenses before expense reductions (%)	.39 **	.39	.41 **
Ratio of expenses after expense reductions (%)	.09 **	.09	.07 **
Ratio of net investment income (%)	.15 **	1.25	2.50 **
[a]	For the period from October 29, 2018 (commencement of operations) to August 31, 2019.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS ESG Liquidity Fund — Institutional Reserved Shares	| 13

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS ESG Liquidity Fund (the “Fund” ) is a diversified series of Investors Cash Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The Fund offers three classes of shares: Capital Shares, Institutional Shares and Institutional Reserved Shares. Certain detailed financial information for Capital Shares and Institutional Shares are provided separately and are available upon request. Capital Shares are no longer available to new external investors except under certain circumstances.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
14 |	DWS ESG Liquidity Fund — Institutional Reserved Shares

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to
DWS ESG Liquidity Fund — Institutional Reserved Shares	| 15

repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of February 28, 2021, the Fund held repurchase agreements with a gross value of $17,900,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At August 31, 2020, the Fund had a net tax basis capital loss carryforward of approximately $184,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At February 28, 2021, the aggregate cost of investments for federal income tax purposes was $442,938,471. The net unrealized appreciation for all investments based on tax cost was $36,271. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $39,175 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $2,904.
The Fund has reviewed the tax positions for the open tax years as of August 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Liquidity Fees and Gates. The Fund may impose a liquidity fee on redemptions of up to 2% of the value of shares redeemed and/or temporarily suspend (gate) redemptions for up to 10 business days in any 90 day period in the event that the Fund’s weekly liquid assets fall below
16 |	DWS ESG Liquidity Fund — Institutional Reserved Shares

designated thresholds. Any liquidity fees imposed are retained by the Fund for the benefit of the remaining shareholders and are recorded as an addition to paid-in-capital. There were no liquidity fees or gates imposed for the six months ended February 28, 2021.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.1500%
Next $3 billion of such net assets	.1325%
Over $4 billion of such net assets	.1200%
Accordingly, for the six months ended February 28, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets.
For the period from September 1, 2020 through November 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse
DWS ESG Liquidity Fund — Institutional Reserved Shares	| 17

certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Capital Shares	.10%
Institutional Shares	.12%
Institutional Reserved Shares	.17%
For the period from September 1, 2020 through February 28, 2021, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Capital Shares	.06%
Institutional Shares	.06%
Institutional Reserved Shares	.09%
This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
For the six months ended February 28, 2021, fees waived and/or expenses reimbursed for each class are as follows:
Capital Shares	$ 57,584
Institutional Shares	324,903
Institutional Reserved Shares	98,220
$ 480,707
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2021, the Administration Fee was $172,734, of which $32,836 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing
18 |	DWS ESG Liquidity Fund — Institutional Reserved Shares

fee it receives from the Fund. For the six months ended February 28, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2021
Capital Shares	$ 329	$ 103
Institutional Shares	1,627	849
Institutional Reserved Shares	6,822	2,781
	$ 8,778	$ 3,733
Shareholder Servicing Fee. DWS Distributors, Inc., (“DDI” ), an affiliate of the Advisor, provides information and administrative services for a fee (“Service Fee” ) at an annual rate of up to 0.05% of average daily net assets for the Institutional Reserved Shares. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months period ended February 28, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2021	Annualized Rate
Institutional Reserved Shares	$ 16,225	$ 3,017.05%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended February 28, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,960, of which $620 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.	Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At February 28, 2021, there were four non-affiliated shareholder accounts that held approximately 28%, 18%, 15% and 14% of the total outstanding shares of the Fund.
D.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the
DWS ESG Liquidity Fund — Institutional Reserved Shares	| 19

untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Prior to March 18, 2021, interest was calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25% plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. Effective March 18, 2021, interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2021.
E.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2021		Year Ended August 31, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Shares	—	$ —	79,990,002	$ 80,008,000
Institutional Shares	205,019,412	205,000,010	431,824,862	431,775,000
Institutional Reserved Shares	42,452,885	42,501,531	268,229,210	268,573,766
		$ 247,501,541		$ 780,356,766
Shares issued to shareholders in reinvestment of distributions
Capital Shares	39,645	$ 39,648	2,266,853	$ 2,267,203
Institutional Shares	166,638	166,633	2,233,513	2,233,573
Institutional Reserved Shares	4,973	4,978	284,124	284,517
		$ 211,259		$ 4,785,293
Shares redeemed
Capital Shares	—	$ —	(271,763,455)	$ (271,705,965)
Institutional Shares	(163,375,419)	(163,369,364)	(281,713,572)	(281,629,260)
Institutional Reserved Shares	(8,940,680)	(8,950,000)	(278,483,490)	(278,836,905)
		$ (172,319,364)		$ (832,172,130)
Net increase (decrease)
Capital Shares	39,645	$ 39,648	(189,506,600)	$ (189,430,762)
Institutional Shares	41,810,631	41,797,279	152,344,803	152,379,313
Institutional Reserved Shares	33,517,178	33,556,509	(9,970,156)	(9,978,622)
		$ 75,393,436		$ (47,030,071)
20 |	DWS ESG Liquidity Fund — Institutional Reserved Shares

F.	Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the Fund from providing a positive yield or paying fund expenses out of current income. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.
G.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS ESG Liquidity Fund — Institutional Reserved Shares	| 21

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2020 to February 28, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
22 |	DWS ESG Liquidity Fund — Institutional Reserved Shares

Expenses and Value of a $1,000 Investment
for the six months ended February 28, 2021 (Unaudited)

Actual Fund Return	Institutional Reserved Shares
Beginning Account Value 9/1/20	$1,000.00
Ending Account Value 2/28/21	$1,000.45
Expenses Paid per $1,000*	$ .45
Hypothetical 5% Fund Return	Institutional Reserved Shares
Beginning Account Value 9/1/20	$1,000.00
Ending Account Value 2/28/21	$1,024.35
Expenses Paid per $1,000*	$ .45
*	Expenses are equal to the Institutional Reserved Shares’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratio
Institutional Reserved Shares	.09%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
DWS ESG Liquidity Fund — Institutional Reserved Shares	| 23

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS ESG Liquidity Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018,
24 |	DWS ESG Liquidity Fund — Institutional Reserved Shares

approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (Capital Shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates
DWS ESG Liquidity Fund — Institutional Reserved Shares	| 25

paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Capital Shares, Institutional Reserved Shares and Institutional Shares. The Board noted the expense limitations agreed to by DIMA. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its
26 |	DWS ESG Liquidity Fund — Institutional Reserved Shares

affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”  ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
DWS ESG Liquidity Fund — Institutional Reserved Shares	| 27

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
28 |	DWS ESG Liquidity Fund — Institutional Reserved Shares

Account Management Resources
Automated Information Line	Institutional Investor Services (800) 730-1313
Personalized account information, information on other DWS funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site	liquidity.dws.com/US/products/fund_facts_prospectus_l2.jsp View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	DWS PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 dws.com (800) 621-1148
DWS ESG Liquidity Fund — Institutional Reserved Shares	| 29

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Capital Shares	Institutional Shares	Institutional Reserved Shares
Nasdaq Symbol	ESIXX	ESGXX	ESRXX
CUSIP Number	461473 845	461473 837	461473 811
Fund Number	1011	1411	1211
30 |	DWS ESG Liquidity Fund — Institutional Reserved Shares

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS ESG Liquidity Fund — Institutional Reserved Shares	| 31

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
32 |	DWS ESG Liquidity Fund — Institutional Reserved Shares

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DESGLF-3
(R-065278-3 4/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS ESG Liquidity Fund (Institutional Reserved Shares), a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	4/29/2021